UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-06302

Cohen & Steers Realty Shares, Inc.

Exact name of registrant (as specified in charter):

280 Park Avenue New York, NY	10017
Address of principal executive office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS REALITY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	99.5%
COMMUNICATIONS—TOWERS	4.1%
Crown Castle International Corp.		1,510,440	$165,559,328

REAL ESTATE	95.4%
DATA CENTERS	11.4%
CyrusOne		1,631,927	83,570,982
Digital Realty Trust		1,762,435	185,725,400
Equinix		466,634	195,118,341

			464,414,723

HEALTH CARE	5.9%
Healthcare Trust of America, Class A		4,810,887	127,247,961
Omega Healthcare Investors		1,338,260	36,186,550
Physicians Realty Trust		2,677,053	41,681,715
Sabra Health Care REIT		1,924,547	33,968,255

			239,084,481

HOTEL	7.9%
Hilton Worldwide Holdings		467,671	36,833,768
Host Hotels & Resorts		5,211,192	97,136,619
Park Hotels & Resorts		3,324,702	89,833,448
Red Rock Resorts, Class A		1,399,348	40,972,909
RLJ Lodging Trust		3,000,811	58,335,766

			323,112,510

INDUSTRIALS	5.5%
Industrial Logistics Properties Trust		1,483,047	30,165,176
Prologis		3,090,457	194,667,887

			224,833,063

NET LEASE	4.0%
Agree Realty Corp.		761,407	36,577,992
EPR Properties		923,842	51,180,847
Gaming and Leisure Properties		937,436	31,375,983
VICI Properties		2,514,929	46,073,499

			165,208,321

OFFICE	16.7%
Alexandria Real Estate Equities		620,329	77,472,889
Boston Properties		1,032,323	127,202,840
Cousins Properties		9,515,182	82,591,780
Douglas Emmett		2,492,008	91,606,214

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		Number of Shares	Value
Empire State Realty Trust, Class A		2,497,113	$41,926,527
Hudson Pacific Properties		3,929,605	127,830,051
Kilroy Realty Corp.		1,838,299	130,445,697

			679,075,998

RESIDENTIAL	21.0%
APARTMENT	15.5%
Apartment Investment & Management Co., Class A		3,248,335	132,369,651
Equity Residential		2,296,960	141,538,675
Essex Property Trust		592,549	142,614,693
UDR		5,982,853	213,109,224

			629,632,243

MANUFACTURED HOME	3.9%
Equity Lifestyle Properties		435,238	38,200,839
Sun Communities		1,325,113	121,075,575

			159,276,414

SINGLE FAMILY	1.6%
Invitation Homes		2,835,755	64,740,287

TOTAL RESIDENTIAL			853,648,944

SELF STORAGE	7.0%
Americold Realty Trust		1,554,566	29,661,119
Extra Space Storage		2,101,797	183,612,986
Life Storage		865,078	72,251,315

			285,525,420

SHOPPING CENTERS	13.5%
COMMUNITY CENTER	5.0%
DDR Corp.		5,874,884	43,062,900
Urban Edge Properties		3,486,795	74,443,073
Weingarten Realty Investors		3,032,849	85,162,400

			202,668,373

FREE STANDING	2.4%
Realty Income Corp.		1,863,495	96,398,596

REGIONAL MALL	6.1%
GGP		5,778,814	118,234,535

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		Number of Shares	Value
Simon Property Group		851,412	$131,415,442

			249,649,977

TOTAL SHOPPING CENTERS			548,716,946

SPECIALTY	2.5%
GEO Group/The		2,297,311	47,025,956
Lamar Advertising Co., Class A		890,456	56,686,429

			103,712,385

TOTAL REAL ESTATE			3,887,332,791

TOTAL COMMON STOCK (Identified cost—$3,574,045,696)			4,052,892,119

SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(a)		2,032,504	2,032,504

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,032,504)			2,032,504

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,576,078,200)	99.6%		4,054,924,623
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		17,684,354

NET ASSETS (Equivalent to $59.76 per share based on 68,146,986 shares of common stock outstanding)	100.0%		$4,072,608,977

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Rate quoted represents the annualized seven-day yield of the fund.

3

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

• Level 1 — quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of March 29, 2018.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,052,892,119	$4,052,892,119	$—	$—

Short-Term Investments	2,032,504	—	2,032,504	—

Total Investments in Securities(a)	$4,054,924,623	$4,052,892,119	$2,032,504	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018